CMA Tax-Exempt Fund

Annual Report














March 31, 1997

MERRILL LYNCH BULL LOGO





Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 1997, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 2.99%*. As of March 31, 1997, the Fund's 7-day yield was 2.96%.

Economic Environment and
Investment Strategy
Short-term interest rates finished higher for the six-month period ended March 31, 1997, although they experienced considerable volatility during that time. Investors were continually trying to gauge economic strength from conflicting data, while at the same time reacting to contradictory statements by the Federal Reserve Board over the direction of monetary policy. Federal Reserve Board Chairman Alan Greenspan's concerns over "irrational exuberance" in the stock market seemed to maintain a bias for tightening of monetary policy.

However, favorable inflationary data in November 1996 and December 1996 forced interest rates lower, although stronger-than-expected economic data pushed interest rates higher in January 1997. For example, interest rates on one-year Treasury bills, which began the six-month period at 5.69%, fell as low as 5.36% in mid-December 1996, only to rise again to 5.62% by the end of January 1997. Furthermore, yields declined approximately 20 basis points (0.20%) in February 1997, only to rise to their highest level of the period by March 31, 1997 and close at 6.01%. This late rise was reflective of the fact that the Federal Reserve Board finally did raise the Federal Funds rate by 25 basis points to 5.50% at its March 25, 1997 Federal Open Market Committee meeting. The interest rate hike, the first in over two years, was intended by the Federal Reserve Board to hinder any inflationary pressures that may be building as a result of the tight labor markets.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Interest rates on short-term tax-exempt securities also experienced considerable volatility for the six-month period ended March 31, 1997 driven primarily by supply and demand. Yields on variable rate demand notes (VRDNs) rose dramatically by the end of December 1996, as dealers sought to avoid the high cost of financing inventory that occurs at year-end when the cost to borrow money is expensive. In addition, yields for longer-dated notes declined dramatically in November 1996 and December 1996 as investors prepared for the traditional inflows of cash in January 1997. In fact, for a brief time period the yield curve for short-term tax-exempt issues assumed an inverted shape. However, with the start of 1997 VRDN rates fell to reflect more normal carrying costs by dealers, and the yield curve once again assumed its positive slope. However, investors were slightly surprised as the impact of the traditional seasonal January inflows remained subdued and forced the various remarketing agents to keep yield levels on VRDNs relatively high to attract crossover buyers from the taxable markets in order to maintain low inventory levels. Although demand remained somewhat strong in February 1997 and March 1997, there was enough demand to satisfy this and keep interest rates slightly stable through the remainder of the period.

Interest rates on six-month municipal notes, which fell as much as 60 basis points by the end of December 1996, rose once again to finish the period approximately 20 basis points higher than on October 1, 1996. New-issue supply for the period was approximately $17 billion, a 16.5% increase from the $14.6 billion which was issued for the same six-month period ended March 31, 1996. In addition, assets of the tax-exempt money fund industry rose approximately $15.9 billion, to end the period at approximately $148.2 billion.

During the fiscal year ended March 31, 1997, the average portfolio maturity of CMA Tax-Exempt Fund fluctuated in a fairly narrow range of 25 days--55 days and was relatively neutral in nature. This decision was prompted both by the relative flatness of the short-term tax-exempt yield curve, which made extension trades unattractive, and by the uncertainty surrounding Federal Reserve Board policy. We extended the portfolio's average maturity during certain periods of perceived supply and demand imbalance to take advantage of higher yields, then reduced average portfolio maturity by selling securities when the market became overbought. This occurred mainly from September 1996--December 1996, when the average portfolio maturity was extended to the high 50-day range and then reduced back to the 40-day range by mid-December 1996 as the Fund sold securities in order to lock in profits. This strategy benefited the Fund over the last twelve months, allowing it to take advantage of the flatter yield curve and trading opportunities when they occurred, both of which enhanced performance over the period.

We expect to maintain this neutral portfolio strategy in the upcoming months as we await new issuance, a clearer view of economic growth and news on the possible repeal of the 2% de minimus threshold for corporations which could adversely affect, albeit minimally, the short-term tax-exempt market. The 2% de minimus repeal is part of the Federal budget agreement being negotiated and refers to the amount of interest expense which could be disallowed by corporations that have debt outstanding and hold municipal bonds as part of their investment portfolio. In addition, proposed amendments to SEC Rule 2a-7 are expected to be adopted in the spring of 1997. We continue to look for opportunities to diversify the portfolio while maintaining credit quality and offering shareholders an attractive tax-exempt money market yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President




(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager


May 8, 1997





Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM       Adjustable Convertible Extendable Securities
AMT           Alternative Minimum Tax (subject to)
BAN           Bond Anticipation Notes
COP           Certificates of Participation
CP            Commercial Paper
DATES         Daily Adjustable Tax-Exempt Securities
EDA           Economic Development Authority
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
RAN           Revenue Anticipation Notes
TAN           Tax Anticipation Notes
TRAN          Tax Revenue Anticipation Notes
UPDATES       Unit Priced Adjustable Tax-Exempt Securities
UT            Unlimited Tax
VRDN          Variable Rate Demand Notes

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997                                                              (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Alabama--          $ 28,000   Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.),
2.2%                          VRDN, 3.80% due 12/01/2026 (a)                                                  $   28,000
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN (a):
                     21,200     Series A, 3.60% due 5/01/2022                                                     21,200
                      8,200     Series C, 3.70% due 10/01/2022                                                     8,200
                      9,000     Series E, 3.75% due 10/01/2022                                                     9,000
                      9,800   Decatur, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Amoco
                              Chemical Co. Project), VRDN, AMT, 3.75% due 5/01/2025 (a)                            9,800
                      7,600   McIntosh, Alabama, IDB, PCR (Ciba-Geigy Corporation Project), VRDN,
                              Series A, 3.45% due 12/01/2003 (a)                                                   7,600
                     37,900   McIntosh, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Ciba-Geigy
                              Corporation Project), VRDN, AMT, 3.45% due 7/01/2004 (a)                            37,900
                      9,170   Mobile, Alabama, IDB, PCR (International Paper Company Project),
                              Series A, 3.85% due 11/15/1997                                                       9,167
                     11,600   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN,
                              3.60% due 6/01/2015 (a)                                                             11,600
                      9,905   Montgomery, Alabama, Special Care Facilities Financing Authority, Health
                              Care Facilities Revenue Bonds (Saint Margaret's Hospital--Daughters
                              of Charity), VRDN, 3.45% due 11/01/2013 (a)                                          9,905
                     15,000   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN,
                              3.60% due 6/01/2015 (a)                                                             15,000
                     15,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                              Corporation Project), VRDN, 3.75% due 1/01/2031 (a)                                 15,000

Alaska--1.4%         10,400   Alaska Industrial Development and Export Authority Revolving Fund, VRDN,
                              AMT, Series B, 3.50% due 4/01/2023 (a)                                              10,400
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline
                              Co. Project), VRDN (a):
                     20,000     Series A, 3.70% due 12/01/2033                                                    20,000
                     60,000     Series B, 3.70% due 12/01/2033                                                    60,000
                     29,000     Series C, 3.70% due 12/01/2033                                                    29,000

Arizona--            10,200   Arizona Educational Loan Marketing Corporation Revenue Bonds, VRDN,
2.3%                          AMT, Series A, 3.55% due 3/01/2015 (a) (c)                                          10,200
                      4,300   Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds
                              (Samaritan Health Service Hospital), VRDN, Series B-2, 3.75% due
                              12/01/2008 (a) (c)                                                                   4,300
                     21,500   Maricopa County, Arizona, PCR (El Paso Electric Co. Project), VRDN,
                              Series A, 3.60% due 7/01/2014 (a)                                                   21,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Arizona                       Maricopa County, Arizona, PCR, Refunding (Arizona Public Service Co.),
(concluded)                   VRDN (a):
                   $ 38,800     Series A, 3.75% due 5/01/2029                                                 $   38,800
                     29,700     Series C, 3.60% due 5/01/2029                                                     29,700
                     19,700     Series D, 3.65% due 5/01/2029                                                     19,700
                     15,500     Series F, 3.70% due 5/01/2029                                                     15,500
                      2,300   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                              VRDN, 3.65% due 12/01/2009 (a)                                                       2,300
                              Salt River Project, Arizona, Agricultural Improvement and Power
                              District, Electric System Revenue Promissory Notes, CP:
                     36,600     3.60% due 8/19/1997                                                               36,600
                     14,685     3.60% due 8/21/1997                                                               14,685

Arkansas--           19,000   Little River County, Arkansas, Solid Waste Disposal Revenue Bonds (Nekoosa
0.2%                          Papers Incorporated Project), VRDN, AMT, 3.55% due 2/01/2025 (a)                    19,000

California--         49,900   California Higher Education Loan Authority, Inc., Student Loan Revenue
4.0%                          Bonds, AMT, Series C, 3.75% due 6/01/1997 (b)                                       49,899
                              California Higher Education Loan Authority, Inc., Student Loan Revenue
                              Refunding Bonds:
                     10,000     AMT, Series A, 3.75% due 6/01/1997                                                10,000
                     10,000     Senior Lien, Series A-1, 3.95% due 7/01/1997 (b)                                  10,000
                     10,000     Senior Lien, Series A-2, 3.70% due 5/01/1997 (b)                                  10,000
                     20,425     Series A, 3.70% due 5/01/1997                                                     20,425
                     33,000     VRDN, AMT, Series E-1, 3.50% due 12/01/2022 (a) (b)                               33,000
                     50,000   California Public Capital Improvements Financing Authority Revenue Bonds
                              (Pooled Loan Project), Series D, 3.55% due 6/15/1997                                50,000
                     31,400   California State, CP (Morgan Guaranty Trust Co. of NY), 3.40% due 4/09/1997         31,400
                              California State, RAN:
                     31,000     Series A, 4.50% due 6/30/1997                                                     31,074
                     10,000     Series C-1, 3.30% due 6/30/1997                                                   10,000
                     17,600   Eastern Municipal Water District, California, Water and Sewer Revenue
                              Refunding Bonds, VRDN, COP, Series B, 3.20% due 7/01/2020 (a) (f)                   17,600
                      3,500   Fremont, California, Unified School District (Alameda County), TRAN, UT,
                              4.625% due 7/01/1997                                                                 3,506
                     40,000   Los Angeles County, California, Metropolitan Transportation Authority
                              Revenue Bonds, VRDN, 3.40% due 7/01/2025 (a) (h)                                    40,000
                     11,800   San Diego, California, COP, Pooled TRAN, Area Local Government, 4.75%
                              due 10/01/1997 (h)                                                                  11,861
                      7,500   Southern California Public Power Authority, Revenue Refunding Bonds
                              (Southern Transmission Project), VRDN, 3.20% due 7/01/2019 (a) (e)                   7,500

Colorado--                    Colorado Health Facilities Authority Revenue Bonds, VRDN (a):
1.1%                  6,700     (North Colorado Medical Center), 3.45% due 5/15/2020 (c)                           6,700
                     10,700     (Sisters of Charity Health Services), 3.45% due 5/15/2025                         10,700
                     12,000     (Sisters of Charity Health Services), Series C, 3.45% due 5/15/2022               12,000
                     10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.60% due 11/15/2025 (a)                                                  10,500
                     14,755   Palomino Park, Colorado, Assessment Lien Revenue Bonds (Public Improvements
                              Corporation), VRDN, 3.65% due 12/01/2035 (a)                                        14,755
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project), VRDN (a):
                      6,500     AMT, Series B, 3.80% due 4/01/2014                                                 6,500
                      2,700     Series A, 3.70% due 4/01/2016                                                      2,700
                     17,850   Platte River Power Authority, Colorado, Power Revenue Refunding Bonds,
                              Series AA, 6.875% due 6/01/1997 (g)                                                 18,298
                      8,000   Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN, 3.55%
                              due 6/01/2005 (a)                                                                    8,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Connecticut--                 Connecticut State, HFA, Housing Mortgage Finance Program:
1.0%               $  4,600     AMT, Series A, Sub-Series A-4, 3.65% due 4/10/1997                            $    4,600
                      5,000     Series A, Sub-Series A-3, 3.60% due 4/10/1997                                      5,000
                     18,200     VRDN, Series G, 3.40% due 5/15/2018 (a) (e)                                       18,200
                     22,000   Connecticut State Special Assessment, Unemployment Compensation,
                              Advanced Fund Revenue Bonds (Connecticut Unemployment), Series C,
                              3.90% due 7/01/1997 (f)                                                             22,000
                              Eagle Tax Exempt Trust, VRDN (a):
                     23,700     3.61% due 11/15/2004                                                              23,700
                     13,200     3.56% due 8/15/2012                                                               13,200

Delaware--           15,000   Delaware State, EDA, IDR (Delaware City Waste Recovery), VRDN, AMT,
0.3%                          Series B, 3.60% due 12/01/2028 (a)                                                  15,000
                              Delaware State, EDA, Revenue Bonds (Delmarva Power & Light Co. Project),
                              VRDN, AMT (a):
                      4,400     3.85% due 10/01/2017                                                               4,400
                      2,100     Series A, 3.85% due 10/01/2017                                                     2,100

District of          10,300   District of Columbia, General Fund Recovery Bonds, VRDN, UT, Series B-3,
Columbia--                    3.85% due 6/01/2003 (a)                                                             10,300
0.8%                 17,400   District of Columbia, Hospital Revenue Bonds (Providence
                              Hospital--Daughters of Charity), VRDN, Series 89-A, 3.45% due 12/01/2019 (a)        17,400
                     11,100   District of Columbia, Revenue Bonds (George Washington University),
                              VRDN, Series A, 3.60% due 3/01/2006 (a)                                             11,100
                     26,700   Eagle Tax Exempt Trust, VRDN, Series 1994-A, 3.61% due 6/01/2005 (a)                26,700

Florida--             3,400   Broward County, Florida, HFA, M/F Housing Revenue Bonds (Margate
2.3%                          Investments Projects), VRDN, 3.55% due 11/01/2005 (a)                                3,400
                     34,710   Dade County, Florida, Aviation Revenue Refunding Bonds, VRDN, Series V,
                              3.45% due 10/01/2007 (a)                                                            34,710
                      3,900   Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds
                              (Florida Power and Light Co.), VRDN, 3.70% due 6/01/2021 (a)                         3,900
                      5,700   Dade County, Florida, Special Obligation, Capital Asset Acquisition
                              Bonds, VRDN, 3.70% due 10/01/2010 (a)                                                5,700
                     23,700   Eagle Tax Exempt Trust, 3.10% due 4/01/1997                                         23,700
                      6,300   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company Project), VRDN, 3.75% due 9/01/2025 (a)                                      6,300
                              Jacksonville, Florida, Electric Authority Revenue Bonds, CP:
                     13,300     3.60% due 8/20/1997                                                               13,300
                     12,200     TAN, 3.60% due 8/22/1997                                                          12,200
                     10,000   Orange County Florida School District, TAN, 4% due 9/15/1997                        10,011
                     52,700   Palm Beach County, Florida, School District, TAN, 4.50% due 9/26/1997               53,010
                     11,100   Pinellas County, Florida, Health Facilities Authority, Revenue Refunding
                              Bonds (Pooled Hospital Loan Program), DATES, 3.65% due 12/01/2015 (a)               11,100
                      4,900   Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida
                              Power & Light Co. Project), VRDN, AMT, 3.75% due 1/01/2027 (a)                       4,900
                      6,660   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 3.65% due 11/01/2015 (a) (f)                   6,660

Georgia--                     Burke County, Georgia, Development Authority, PCR (Georgia Power
3.7%                          Company--Plant Vogtle Project), VRDN (a):
                     52,900     2nd Series, 3.60% due 4/01/2025                                                   52,900
                     28,900     4th Series, 3.70% due 7/01/2024                                                   28,900
                     22,400     Refunding, 3.60% due 9/01/2026                                                    22,400
                     26,700     Refunding, 3rd Series, 3.60% due 9/01/2025                                        26,700
                     18,000   Burke County, Georgia, Development Authority, PCR (Oglethorpe Power
                              Corporation--Plant Vogtle Project), Refunding, Series A, 3.60% due
                              12/01/1997 (e)                                                                      18,000

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Georgia            $ 12,100   Burke County, Georgia, Development Authority, PCR (Oglethorpe Power
(concluded)                   Corporation), VRDN, Series A, 3.35% due 1/01/2016 (a) (f)                       $   12,100
                     41,000   Cobb County, Georgia, TAN, 4% due 12/31/1997                                        41,088
                              Eagle Tax Exempt Trust:
                      4,100     3.60% due 9/01/1997                                                                4,100
                      9,500     VRDN, 3.45% due 11/01/2005 (a)                                                     9,500
                      9,500     VRDN, 3.40% due 7/01/2020 (a)                                                      9,500
                      8,938   Georgia Municipal Association, Pooled Bonds, COP, VRDN, 3.40% due
                              12/15/2020 (a) (c)                                                                   8,938
                      9,390   Georgia State Residential Finance Authority, Home Ownership Mortgage
                              Bonds, AMT, Series A, 3.60% due 9/01/1997 (d)                                        9,390
                     13,145   Georgia State, Tender Options, Series 79-A, 3.50% due 5/06/1997                     13,145
                              Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
                              Bonds:
                      7,005     3.55% due 7/01/2002                                                                7,005
                      7,340     3.55% due 7/01/2004                                                                7,340
                              Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.),
                              VRDN (a):
                     14,900     1st Series, 3.60% due 7/01/2025                                                   14,900
                     24,900     2nd Series, 3.70% due 7/01/2025                                                   24,900

Illinois--            7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
10.8%                         3.65% due 6/01/2022 (a)                                                              7,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines) (a):
                      8,800     DATES, Series C, 3.70% due 12/01/2017                                              8,800
                     13,300     VRDN, Series A, 3.70% due 12/01/2017                                              13,300
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport Second Lien), VRDN (a):
                      6,630     Series B, 3.50% due 1/01/2015                                                      6,630
                     20,500     Series C, 3.50% due 1/01/2018                                                     20,500
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                              Bonds (Compagnie Nationale--Air France), VRDN, AMT, 3.55% due 5/01/2018 (a)         14,800
                              Chicago, Illinois, Tender Notes:
                    121,757     3.55% due 10/31/1997                                                             121,757
                     23,600     VRDN, Series B, 3.40% due 1/01/2012 (a)                                           23,600
                     46,000   Cook County, Illinois, VRDN, 3.45% due 12/01/2001 (a)                               46,000
                     13,800   Eagle Tax Exempt Trust, VRDN, Series 95, Class 7090, 3.61% due 1/01/2024 (a)        13,800
                              Illinois Development Finance Authority, PCR, Refunding (Commonwealth
                              Edison Company Project), VRDN, Series B (a):
                     12,000     3.50% due 12/01/2006 (e)                                                          12,000
                     42,200     3.45% due 10/15/2014                                                              42,200
                              Illinois Development Finance Authority, Revenue Bonds, VRDN (a):
                     25,100     (Lyric Opera Chicago Project), 3.50% due 12/01/2028                               25,100
                      6,000     Refunding (Olin Corporation Project), Series A, 3.70% due 6/01/2004                6,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                     17,300     (Art Institute of Chicago), 3.55% due 3/01/2027                                   17,300
                      5,200     (Chicago Historical Society), 3.50% due 12/01/2025                                 5,200
                     27,100     (Illinois Institute of Technology), Series A, 3.50% due 9/01/2025                 27,100

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Illinois                      Illinois Health Facilities Authority Revenue Bonds (a):
(concluded)        $  6,900     (Central Dupage Healthcorp. Project), VRDN, 3.75% due 11/01/2020              $    6,900
                     13,200     (Decatur Memorial Hospital Project), VRDN, Series A, 3.50% due
                                11/15/2024 (c)                                                                    13,200
                     29,550     (Franciscan Sisters Health Service), VRDN, 3.80% due 1/01/2018                    29,550
                     15,100     (Highland Park Hospital), VRDN, Series B, 3.50% due 10/01/2012 (f)                15,100
                      8,500     (Hospital Sisters Services, Inc.), UPDATES, Series E, 3.50% due
                                12/01/2014 (c)                                                                     8,500
                     42,600     (Northwest Community Hospital), VRDN, 3.45% due 7/01/2025                         42,600
                     72,200     (Northwestern Memorial Hospital), VRDN, 3.65% due 8/15/2025                       72,200
                      7,000     (Pooled Financing Program), VRDN, Series F, 3.45% due 8/01/2015                    7,000
                     30,000     Refunding (Advocate Health Care), VRDN, Series B, 3.55% due 8/15/2022             30,000
                    105,500     (Resurrection Health Care System), VRDN, 3.70% due 5/01/2011                     105,500
                              Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation Project):
                     30,000     CP, 3.65% due 10/31/1997                                                          30,000
                     15,000     CP, 3.70% due 12/01/1997                                                          15,000
                     12,000     CP, Series A, 3.85% due 10/15/1997                                                12,000
                     10,000     Series A, 3.65% due 5/29/1997                                                     10,000
                     10,000     Series B, 3.65% due 5/29/1997                                                     10,000
                     10,000     Series C, 3.65% due 5/29/1997                                                     10,000
                     10,000     Series D, 3.65% due 5/29/1997                                                     10,000
                      5,000     Series E, 3.65% due 5/29/1997                                                      5,000
                     18,815   Illinois State, GO, VRDN, UT, 3.50% due 8/01/2019 (a) (c)                           18,815
                      4,900   Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 3.55% due 3/01/2016 (a)                                         4,900
                     21,350   Regional Transportation Authority, Illinois, VRDN, 3.50% due 6/01/2025 (a) (c)      21,350
                     11,100   Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Co.--Wood River Project), VRDN, AMT, 3.75% due 8/01/2021 (a)       11,100

Indiana--4.4%        28,660   Evansville, Indiana, Hospital Authority Revenue Bonds (Saint Mary's Medical
                              Center--Daughters of Charity), VRDN, 3.45% due 11/01/2013 (a)                       28,660
                              Fort Wayne, Indiana, Hospital Authority Revenue Bonds (Parkview Memorial
                              Hospital), VRDN (a):
                      1,645     Series B, 3.40% due 1/01/2016                                                      1,645
                      2,700     Series B, 3.45% due 1/01/2020                                                      2,700
                      3,505     Series C, 3.40% due 1/01/2016                                                      3,505
                      5,670     Series D, 3.40% due 1/01/2016                                                      5,670
                              Indiana Bond Bank, Advance Funding Notes:
                     19,000     Series A-1, 4.25% due 7/29/1997                                                   19,047
                     87,200     Series A-2, 4.25% due 1/21/1998                                                   87,576
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (a):
                     25,700     (Clarian Health Partners Inc.), VRDN, Series B, 3.50% due 2/15/2026               25,700
                      5,400     (Daughters of Charity National Health System), ACES, Series A, 3.45%
                                due 11/01/2022                                                                     5,400
                      1,700     (Daughters of Charity National Health System), ACES, Series B, 3.45% due
                                11/01/2022                                                                         1,700
                     18,200     Refunding (Clarian Health Partners Inc.), VRDN, Series A, 3.50% due
                                2/15/2026 (c)                                                                     18,200
                     11,750   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                              Designated Pool), VRDN, 3.45% due 1/01/2012 (a)                                     11,750
                              Indiana Secondary Market Educational Loans Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B (a) (e):
                     26,900     3.50% due 12/01/2013                                                              26,900
                     22,500     3.50% due 12/01/2014                                                              22,500


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Indiana            $  8,500   Indianapolis, Indiana, Bond Bank Notes (Local Public Improvement), Series E,
(concluded)                   4.125% due 7/10/1997                                                            $    8,514
                              Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service Co.),
                              VRDN (a):
                      8,000     Series B, 3.75% due 6/01/2013                                                      8,000
                     20,700     Series C, 3.75% due 4/01/2019                                                     20,700
                     45,325   Marion County, Indiana, Hospital Authority, Hospital Facility Revenue Bonds
                              (Saint Vincent's Hospital and Healthcare Center--Daughters of Charity), VRDN,
                              3.45% due 11/01/2013 (a)                                                            45,325
                      9,400   Princeton, Indiana, PCR, Refunding (PSI Energy Inc. Project), VRDN, 3.65%
                              due 4/01/2022 (a)                                                                    9,400
                     10,600   Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project), VRDN, Series A,
                              3.70% due 7/01/2025 (a) (e)                                                         10,600

Iowa--1.6%            5,000   Chillicothe, Iowa, PCR, Refunding (Iowa-Illinois Gas & Electric Project), VRDN,
                              3.55% due 1/01/2023 (a)                                                              5,000
                              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River Paper
                              Company Project), VRDN, Series A (a):
                     52,500     3.75% due 7/01/2023                                                               52,500
                     42,000     AMT, 3.75% due 6/01/2024                                                          42,000
                     20,500     AMT, 3.75% due 5/01/2025                                                          20,500
                      3,700   Iowa Higher Education Loan Authority Revenue Bonds (Private College
                              Facilities), ACES, 3.45% due 12/01/2015 (a) (c)                                      3,700
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 3.45% due 12/01/2013 (a) (e)                                   14,500

Kansas--0.6%          9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco
                              Refining and Marketing Project), VRDN, AMT, Series A, 3.80% due 8/01/2024 (a)        9,100
                     23,700   Kansas State, Department of Transportation, Highway Revenue Bonds, VRDN,
                              Series B, 3.35% due 9/01/2014 (a)                                                   23,700
                              Wichita, Kansas, Hospital Revenue Bonds (CSJ Health Systems), VRDN (a):
                      1,000     3.65% due 10/01/2002                                                               1,000
                     15,300     3.65% due 10/01/2008                                                              15,300

Kentucky--1.2%        5,100   Ashland, Kentucky, PCR (Merck & Co./Calgon Carbon Project), Series A, 3.65%
                              due 10/01/2006                                                                       5,100
                     22,700   Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 3.80% due 11/01/2024 (a)     22,700
                              Daviess County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Scott Paper Co. Project), VRDN, AMT (a):
                      6,000     Series A, 3.75% due 12/01/2023                                                     6,000
                      9,300     Series A, 3.75% due 5/01/2024                                                      9,300
                      8,100     Series B, 3.75% due 12/01/2023                                                     8,100
                     21,700     Series B, 3.75% due 5/01/2024                                                     21,700
                     11,100   Kentucky Economic Development Finance Authority Revenue Bonds
                              (Sisters of Charity), VRDN, 3.75% due 11/01/2020 (a)                                11,100
                     15,000   Trimble County, Kentucky, PCR, Refunding (Louisville Gas & Electric Co.), CP,
                              Series A, 3.50% due 9/11/1997                                                       15,000

Louisiana--2.6%      31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corporation), VRDN, AMT, 3.80% due 3/01/2025 (a)                   31,500
                      8,800   Eagle Tax Exempt Trust, VRDN, Series 94, Class 3803, 3.61% due 5/01/2008 (a)         8,800
                      7,500   East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project), VRDN, 3.60%
                              due 3/01/2022 (a)                                                                    7,500
                      5,200   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Hospital Equipment
                              Financing and Refunding Program), VRDN, Series A, 3.70% due 12/01/2005 (a)           5,200
                              Louisiana Public Facilities Authority, Hospital Revenue Bonds
                              (Our Lady of the Lake Regional Medical Center), CP (h):
                     13,500     3.55% due 4/16/1997                                                               13,500
                     33,060     3.55% due 4/17/1997                                                               33,060

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Louisiana          $ 17,000   Louisiana Public Facilities Authority Revenue Bonds (Kenner Hotel Ltd.),
(concluded)                   VRDN, 3.65% due 12/01/2015 (a)                                                  $   17,000
                     35,050   Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (Loop Inc.--First Stage), ACES, 3.75% due 9/01/2006 (a)             35,050
                     14,100   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP
                              Exploration & Oil), VRDN, AMT, 3.80% due 10/01/2024 (a)                             14,100
                              Saint Charles Parish, Louisiana, PCR, VRDN (a):
                     19,200     (Shell Oil Company--Norco Project), AMT, 3.75% due 11/01/2021                     19,200
                      4,400     (Shell Oil Company Project), 3.35% due 6/01/2005                                   4,400
                     21,000     (Shell Oil Company Project), AMT, Series A, 3.75% due 10/01/2022                  21,000
                      4,400   South Louisiana Port Commission, Louisiana, Revenue Refunding Bonds
                              (Occidental Petroleum Corp. Project), VRDN, 3.40% due 7/01/2018 (a)                  4,400

Maine--0.3%          16,000   Jay, Maine, Solid Waste Disposal Revenue Bonds (International Paper),
                              AMT, Series A, 3.95% due 6/02/1997                                                  16,000
                              Maine Health and Higher Educational Facilities Authority Revenue Bonds
                              (VHA New England Inc.), VRDN (a) (e):
                      1,250     Series B, 3.45% due 12/01/2025                                                     1,250
                      1,450     Series F, 3.45% due 12/01/2025                                                     1,450
                      7,000   Maine State, GO, TAN, 4.50% due 6/27/1997                                            7,010

Maryland--1.2%       35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                              VRDN, 3.40% due 10/14/2011 (a)                                                      35,700
                              Maryland State Health and Higher Educational Facilities Authority
                              Revenue Bonds, VRDN (a):
                     23,400     (Pooled Loan Program), Series A, 3.50% due 4/01/2035                              23,400
                     24,200     (Saint Agnes Hospital--Daughters of Charity), 3.45% due 7/01/2013                 24,200
                              Washington Suburban Sanitation District, Maryland, UT:
                     10,000     BAN, 3.40% due 1/01/1999                                                          10,000
                      4,000     Water Supply Refunding Bonds, 5.75% due 11/01/1997                                 4,046

Massachusetts--      32,130   Clipper Tax Exempt Trust 1994-2, VRDN, Class A, 3.36% due 10/17/2002 (a)            32,130
2.0%                 20,900   Eagle Tax Exempt Trust, VRDN, Series J, 3.61% due 8/01/2005 (a)                     20,900
                     10,000   Lynn, Massachusetts, UT, 4.25% due 8/14/1997                                        10,012
                     10,000   Lynn, Massachusetts, Water and Sewer Commission, BAN, Series A, UT,
                              4.25% due 10/08/1997                                                                10,010
                     43,500   Massachusetts Bay Transportation Authority Notes, Series B, 4.75% due
                              9/05/1997                                                                           43,762
                     21,000   Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                              (Capital Asset Program), VRDN, Series D, 3.65% due 1/01/2035 (a) (c)                21,000
                      2,000   Massachusetts State Municipal Wholesale Electric Company, Power Supply
                              System Revenue Bonds, VRDN, Series C, 3.30% due 7/01/2019 (a)                        2,000
                      6,100   Massachusetts State Port Authority, Revenue Refunding Bonds, VRDN, AMT,
                              Series B, 3.65% due 7/01/2018 (a)                                                    6,100
                      6,900   Massachusetts State, UPDATES, Series B, 3.60% due 12/01/1997 (a)                     6,900
                      8,000   Pioneer Valley, Massachusetts, Transit Authority, RAN, 4.63% due 8/08/1997           8,014
                      9,000   Springfield, Massachusetts, BAN, 4.60% due 7/11/1997                                 9,012

Michigan--5.5%        6,300   Delta County, Michigan, Economic Development Corp., Environmental
                              Improvement Revenue Refunding Bonds (Mead Escambia Paper), VRDN,
                              Series D, 3.60% due 12/01/2023 (a)                                                   6,300
                      8,000   Eagle Tax Exempt Trust, VRDN, Series 94, Class 2201, 3.55% due 6/01/2021 (a)         8,000
                     17,200   Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds,
                              VRDN, 3.30% due 1/01/2020 (a) (f)                                                   17,200
                      8,460   Holly, Michigan, Area School District, VRDN, UT, 3.50% due 5/01/2020 (a) (f)         8,460
                    331,600   Michigan State, CP, 4.50% due 9/30/1997                                            333,292
                     16,000   Michigan State Building Authority Revenue Bonds, CP, Series 1, 3.65% due
                              5/01/1997                                                                           16,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Michigan           $  4,150   Michigan State Hospital Finance Authority Revenue Bonds (Providence
(concluded)                   Hospital--Daughters of Charity Systems, Incorporated), VRDN, 3.45% due
                              11/01/2014 (a)                                                                  $    4,150
                              Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                              VRDN (a):
                     20,400     (Consumers Power Company Project), Series A, 3.65% due 6/15/2010                  20,400
                      6,150     (Detroit Edison Co.), Series CC, 3.65% due 9/01/2030                               6,150
                      1,000   Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                              (Grayling Generating Project), VRDN, AMT, 3.50% due 1/01/2014 (a)                    1,000
                      9,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation
                              Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series CC, 3.65%
                              due 10/01/2024 (a)                                                                   9,500
                      5,200   Royal Oak, Michigan, Hospital Finance Authority Revenue Bonds (William
                              Beaumont Hospital), VRDN, Series J, 3.60% due 1/01/2003 (a)                          5,200
                              University of Michigan, University Hospital Revenue Bonds, VRDN, Series A (a):
                     16,000     (Medical Service Plan), 3.75% due 12/01/2027                                      16,000
                      9,800     Refunding, 3.75% due 12/01/2019                                                    9,800

Minnesota--0.7%               Eagle Tax Exempt Trust, VRDN (a):
                     11,100     Series 1994-C-5, 3.61% due 2/01/2015                                              11,100
                     45,000     Series A, 3.61% due 8/01/2006                                                     45,000

Mississippi--        10,000   Harrison County, Mississippi, PCR, Refunding (E.I. du Pont de Nemours & Co.),
0.7%                          VRDN, 3.75% due 9/01/2010 (a)                                                       10,000
                              Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc. Project),
                              VRDN (a):
                      1,800     3.70% due 12/01/2016                                                               1,800
                      2,000     3.70% due 6/01/2023                                                                2,000
                     27,000   Jackson County, Mississippi, Port Facility Revenue Refunding Bonds
                              (Chevron USA, Inc. Project), VRDN, 3.65% due 6/01/2023 (a)                          27,000
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, Series B, 3.40% due 7/01/2012 (a)        3,000
                     16,415   Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project),
                              VRDN, 3.75% due 3/01/2002 (a)                                                       16,415

Missouri--1.3%       30,000   Eagle Tax Exempt Trust, VRDN, Series 1993-E, 3.61% due 8/01/2006 (a)                30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds, VRDN,
                              AMT (a) (b):
                      7,800     Series A, 3.50% due 6/01/2017                                                      7,800
                     11,700     Series B, 3.50% due 6/01/2020                                                     11,700
                              Missouri State Health and Educational Facilities Authority, Health Facilities
                              Revenue Bonds (Sisters of Mercy Health System), VRDN (a):
                     30,000     Refunding, Series B, 3.45% due 12/01/2016                                         30,000
                      5,000     Series A, 3.45% due 6/01/2019                                                      5,000
                     27,700   Saint Louis County, Missouri, IDA, Hospital Revenue Bonds (DePaul Health
                              Center--Daughters of Charity), VRDN, 3.45% due 11/01/2014 (a)                       27,700

Montana--0.1%         6,800   Billings, Montana, M/F Housing Revenue Bonds (West Park Retirement Center),
                              VRDN, 3.45% due 12/01/2007 (a)                                                       6,800

Nebraska--1.0%                Nebraska Higher Education Loan Program, Multiple Mode Student Loan
                              Revenue Bonds, VRDN (a) (b) (c):
                     12,800     Series A, 3.45% due 12/01/2015                                                    12,800
                     13,600     Series B, 3.45% due 12/01/2015                                                    13,600
                      3,100     Series C, 3.45% due 12/01/2015                                                     3,100
                     17,600     Series D, 3.45% due 12/01/2015                                                    17,600
                              Nebraska Higher Education Loan Program, Student Loan Revenue Bonds, VRDN,
                              AMT (a) (b):
                      3,550     Series A, 3.55% due 12/01/2016                                                     3,550
                     30,150     Series C, 3.55% due 8/01/2018                                                     30,150



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Nevada--0.1%       $  7,075   Nevada Housing Division (Mesquite Bluffs Apartments), VRDN, AMT, Series B,
                              3.75% due 5/01/2028 (a)                                                         $    7,075

New Hampshire--       1,400   New Hampshire Higher Educational and Health Facilities Authority Revenue
0.7%                          Bonds (VHA New England Inc.), VRDN, Series D, 3.45% due 12/01/2025 (a) (e)           1,400
                     38,400   New Hampshire State, Business Finance Authority, PCR, Refunding (Public
                              Service Co.), VRDN, Series E, 3.55% due 5/01/2021 (a)                               38,400
                      5,700   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A.
                              Properties--Pheasant Run Project), VRDN, AMT, 3.50% due 5/01/2025 (a)                5,700
                     10,000   New Hampshire State, IDA, Solid Waste Disposal Facility Revenue Bonds
                              (United Illuminating Co. Project), AMT, Series A, 3.55% due 9/01/1997               10,000

New Jersey--         20,000   Casino Reinvestment Development Authority, New Jersey, BAN (Corridor
0.5%                          Projects), Series A, 4.50% due 6/03/1997                                            20,013
                      9,600   East Orange, New Jersey, BAN, 4.75% due 8/28/1997                                    9,619
                     15,000   State of New Jersey, CP, 3.40% due 5/08/1997                                        15,000

New Mexico--         15,500   Albuquerque, New Mexico, Hospital Revenue Bonds (Saint Joseph's Sisters
1.0%                          of Charity), VRDN, 3.45% due 5/15/2022 (a)                                          15,500
                              Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
                     11,300     AMT, Series C, 3.75% due 9/01/2024                                                11,300
                     36,000     Series A, 3.60% due 5/01/2024                                                     36,000
                     14,150     Series B, 3.75% due 9/01/2024                                                     14,150
                      3,700   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 3.70% due 12/01/2015 (a)         3,700

New York--3.1%                Eagle Tax Exempt Trust, VRDN (a):
                     27,300     3.61% due 2/15/2007                                                               27,300
                      7,100     Series 1994-C2, 3.56% due 6/15/2018                                                7,100
                              New York City, New York, GO, VRDN, UT (a):
                      3,000     Sub-Series A-7, 3.70% due 8/01/2019                                                3,000
                      8,400     Sub-Series B-3, 3.65% due 8/15/2004 (c)                                            8,400
                              New York City, New York, Municipal Water Finance Authority, Water and Sewer
                              System Revenue Bonds, VRDN (a) (f):
                     40,500     Series 1993-C, 3.65% due 6/15/2022                                                40,500
                      3,500     Series G, 3.75% due 6/15/2024                                                      3,500
                              New York City, New York, RAN, UT:
                     70,360     Series A, 4.50% due 4/15/1997                                                     70,383
                     30,000     Series B, 4.50% due 6/30/1997                                                     30,064
                     12,500   New York Municipal Assistance Co., New York, CP, 4% due 4/01/1997                   12,500
                      6,500   New York State Dormitory Authority Revenue Bonds (Putters-14A), VRDN,
                              3.55% due 7/01/2008 (a)                                                              6,500
                     17,600   New York State, HFA, Revenue Bonds (East 84th Street), VRDN, AMT, Series A,
                              3.40% due 11/01/2028 (a)                                                            17,600
                      7,600   New York State, Local Government Assistance Corporation, VRDN, Series F,
                              3.35% due 4/01/2025 (a)                                                              7,600
                     21,500   Westchester County, New York, TAN, UT, 3.48% due 12/11/1997                         21,497

North Carolina--      5,000   Charlotte--Mecklenberg Hospital Authority, North Carolina, Health Care
1.7%                          System Revenue Bonds, VRDN, Series D, 3.35% due 1/15/2026 (a)                        5,000
                              Craven County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Cravenwood Energy Project), VRDN, AMT (a):
                      4,500     Series B, 3.80% due 5/01/2011                                                      4,500
                      3,000     Series C, 3.80% due 5/01/2011                                                      3,000
                              North Carolina Educational Facilities Finance Agency Revenue Bonds, VRDN (a):
                     23,950     (Bowman Grey School of Medicine Project), 3.50% due 9/01/2020                     23,950
                     20,240     (Duke University Project), Series A, 3.35% due 6/01/2027                          20,240
                     15,000     (Duke University Project), Series B, 3.35% due 12/01/2021                         15,000
                     16,875   North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, 3.45% due 3/01/2012 (a)           16,875

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
North Carolina                North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN (a):
(concluded)        $  1,700     (Duke University Hospital), Series B, 3.35% due 6/01/2015                     $    1,700
                      2,000     (Duke University Hospital), Series C, 3.35% due 6/01/2015                          2,000
                     28,500     (North Carolina Baptist Hospital Project), Series B, 3.45% due 6/01/2022          28,500
                      5,400   Raleigh--Durham, North Carolina, Airport Authority, Special Facility Revenue
                              Refunding Bonds (American Airlines), VRDN, Series B, 3.70% due 11/01/2015 (a)        5,400
                     17,000   Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Carolina Power and Light Company
                              Project), DATES, 3.80% due 3/01/2017 (a)                                            17,000

North Dakota--       13,000   North Dakota, HFA, Home Mortgage Finance Revenue Bonds, AMT, Series C,
0.1%                          3.85% due 4/03/1997                                                                 13,000

Ohio--1.4%           37,395   Cincinnati, Ohio, City School District, TAN, Series C, 5.41% due 7/10/1997          37,576
                     20,000   Clermont County, Hospital Facilities Revenue Refunding Bonds
                              (Mercy Health System), VRDN, Series A, 3.45% due 12/01/2021 (a)                     20,000
                     13,250   Cleveland, Ohio, City School District, RAN, 5% due 6/01/1997 (e)                    13,285
                     10,500   Eagle Tax Exempt Trust, VRDN, 3.56% due 7/01/2015 (a)                               10,500
                     19,000   Franklin County, Ohio, Hospital Revenue Refunding &Improvement Bonds
                              (US Health Corp.--Columbus), VRDN, Series A, 3.45% due 12/01/2021 (a)               19,000
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement
                              Program), VRDN, 3.35% due 12/01/2015 (a)                                             1,865
                      5,137   Ohio School District, COP (Cash Flow Borrowing Program), RAN, Series B,
                              4.53% due 6/30/1997                                                                  5,143
                      8,100   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas & Electric), VRDN, Series B, 3.65% due 9/01/2030 (a)                 8,100
                      3,000   Scioto County, Ohio, Hospital Facilities Revenue Bonds (VHA Central Inc.--
                              Capital Asset), VRDN, Series C, 3.40% due 12/01/2025 (a) (e)                         3,000

Oklahoma--1.1%       20,000   Garfield County, Oklahoma, Industrial Authority, PCR, Refunding (Oklahoma Gas
                              and Electric Company Project), VRDN, Series A, 3.50% due 1/01/2025 (a)              20,000
                     10,250   Grand River, Oklahoma, Dam Authority Revenue Bonds, VRDN, Series 42,
                              3.50% due 6/01/2009 (a) (e)                                                         10,250
                     14,200   Muskogee, Oklahoma, Industrial Trust, PCR, Refunding (Oklahoma Gas and
                              Electric Co.), VRDN, Series A, 3.55% due 1/01/2025 (a)                              14,200
                              Oklahoma State Industrial Authority Revenue Bonds (Baptist Medical Center),
                              VRDN (a):
                     10,500     Series A, 3.55% due 8/15/2024                                                     10,500
                     40,500     Series B, 3.55% due 8/15/2023                                                     40,500

Oregon--1.8%          8,900   Medford, Oregon, Hospital Facilities Authority Revenue Bonds
                              (Gross-Rogue Valley Health Services), VRDN, 3.85% due 10/01/2016 (a)                 8,900
                              Oregon State, GO, Veterans' Welfare Bonds, VRDN (a):
                     53,000     Series 73-E, 3.40% due 12/01/2016                                                 53,000
                     15,000     Series 73-G, 3.40% due 12/01/2018                                                 15,000
                     64,300     Series 73-H, 3.40% due 12/01/2019                                                 64,300
                      8,000   Portland, Oregon, M/F Revenue Bonds (Multi Mode Housing--Union Station),
                              VRDN, AMT, 3.70% due 12/01/2027 (a)                                                  8,000

Pennsylvania--       27,000   Allegheny County, Pennsylvania, IDA, PCR (Duquesne Light Project), CP,
4.0%                          Series A, 3.70% due 2/05/1998                                                       27,000
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                              VRDN, 3.60% due 12/01/2014 (a)                                                       2,500
                              Eagle Tax Exempt Trust, VRDN (a):
                     12,300     3.61% due 5/01/2015                                                               12,300
                     17,000     Series 94, Class 3803, 3.61% due 5/01/2008                                        17,000
                      4,600   Geisinger, Pennsylvania, Health Systems Revenue Bonds, VRDN, Series B,
                              3.70% due 7/01/2022 (a)                                                              4,600
                     30,000   Harrisburg, Pennsylvania, Revenue Bonds (Pooled Financing Fund), VRDN,
                              3.60% due 7/01/2021 (a)                                                             30,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Pennsylvania       $  3,700   Montgomery County, Pennsylvania, Higher Education and Health Authority,
(concluded)                   Hospital Revenue Bonds (Holy Redeemer Hospital), VRDN, 3.35%
                              due 9/01/2018 (a) (e)                                                           $    3,700
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT (a):
                      5,400     Series A, 3.50% due 1/01/2018 (b)                                                  5,400
                     26,950     Series A, 3.50% due 12/01/2024 (b)                                                26,950
                     10,000     Series B, 3.50% due 7/01/2018                                                     10,000
                     19,400   Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Bonds (Temple University), VRDN, 3.70% due 10/01/2009 (a)        19,400
                              Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Refunding Bonds (Carnegie Mellon University), VRDN (a):
                     23,300     Series A, 3.70% due 11/01/2025                                                    23,300
                      5,000     Series B, 3.70% due 11/01/2027                                                     5,000
                     15,000     Series C, 3.70% due 11/01/2029                                                    15,000
                     13,200     Series D, 3.70% due 11/01/2030                                                    13,200
                     15,000   Pennsylvania State Higher Educational Facilities Authority, Health Services
                              Revenue Bonds (University of Pennsylvania), ACES, Series B,
                              3.40% due 1/01/2024 (a)                                                             15,000
                     10,000   Pennsylvania State, TAN, First Series, 4.50% due 6/30/1997                          10,023
                      7,500   Pennsylvania State University (University Project), Series A, 4.50% due 11/25/1997   7,548
                              Philadelphia, Pennsylvania, Hospital and Higher Education Facilities Authority,
                              Hospital Revenue Bonds (Children's Hospital of Philadelphia Project), VRDN (a):
                     27,450     3.70% due 3/01/2027                                                               27,450
                     10,900     Series A, 3.70% due 3/01/2027                                                     10,900
                      6,900   Philadelphia, Pennsylvania, IDA, Revenue Bonds (Institute for Cancer Research
                              Project), VRDN, Series A, 3.70% due 7/01/2013 (a)                                    6,900
                     33,600   Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1997                     33,644
                      8,900   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds
                              (VHA of Pennsylvania, Inc.--Capital Assets Financing Program), VRDN,
                              Series L, 3.40% due 12/01/2020 (a) (e)                                               8,900

South Carolina--      2,000   Berkeley County, South Carolina, PCR, Refunding (Amoco Chemical Co. Project),
1.3%                          VRDN, 3.65% due 7/01/2012 (a)                                                        2,000
                     17,950   Charleston County, South Carolina, Industrial Revenue Refunding Bonds
                              (Massey Coal Terminal), VRDN, 3.75% due 1/01/2007 (a)                               17,950
                     35,000   Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Facilities Revenue Bonds (Roche Carolina Inc. Project),
                              VRDN, AMT, 3.65% due 4/01/2026 (a)                                                  35,000
                     22,400   Orangeburg County, South Carolina, Solid Waste Disposal Facilities Revenue
                              Bonds (South Carolina Electric & Gas), VRDN, AMT, 3.85% due 11/01/2024 (a)          22,400
                              South Carolina Jobs, EDA, Revenue Bonds, VRDN (a):
                      7,200     AMT (Greenfield Industries Inc. Project), 3.55% due 3/01/2015                      7,200
                      5,400     AMT (Wellman, Inc. Project), 3.90% due 12/01/2010                                  5,400
                     14,100     AMT (Wellman, Inc. Project), 3.90% due 12/01/2012                                 14,100
                      4,550     (Saint Francis Hospital Project), 3.70% due 7/01/2022                              4,550

Tennessee--1.3%      16,000   Clarksville, Tennessee, Public Building Authority Revenue Bonds (Pooled
                              Financing--Tennessee Municipal Bond Fund), VRDN, 3.50% due 10/01/2025 (a)           16,000
                      9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
                              Project), VRDN, AMT, 3.55% due 1/01/2012 (a)                                         9,400
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 3.50% due 9/01/2001 (a)                                              8,100
                     14,200   Memphis--Shelby County, Tennessee, Airport Authority Revenue Bonds, VRDN,
                              AMT, Series B, 3.55% due 3/01/2010 (a)                                              14,200
                     13,000   Montgomery County, Tennessee, Public Building Authority Revenue Bonds
                              (Pooled Financing--Montgomery County Loan), VRDN, 3.50% due 7/01/2019 (a)           13,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Tennessee          $ 14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
(concluded)                   VRDN, 3.50% due 8/01/2001 (a)                                                   $   14,955
                      5,500   Nashville and Davidson Counties, Tennessee, Metropolitan Health and
                              Educational Facilities Board Revenue Bonds (Vanderbilt University Project),
                              Series 85-A, 3.65% due 1/15/1998                                                     5,500
                     14,000   Tennessee State, BAN, VRDN, Series C, 3.45% due 7/02/2001 (a)                       14,000
                     12,000   Volunteer State Student Funding Corporation, Tennessee, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A-1, 3.60% due 12/01/2017 (a)                      12,000

Texas--18.6%                  Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.),
                              VRDN, AMT (a):
                     29,055     Refunding, Series B, 3.75% due 6/01/2030                                          29,055
                     21,305     Refunding, Series B, 3.75% due 2/01/2032 (c)                                      21,305
                     62,355     Refunding, Series C, 3.75% due 6/01/2030                                          62,355
                      8,000     Series A, 3.75% due 4/01/2030                                                      8,000
                     29,500   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston Light
                              and Power Co.), VRDN, AMT, Series 1997, 3.75% due 11/01/2018 (a) (e)                29,500
                     24,700   Brazos, Texas, Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B-1, 3.45% due 6/01/2023 (a) (b)                   24,700
                      4,000   Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project), VRDN,
                              AMT, 3.60% due 11/01/2008 (a)                                                        4,000
                      6,600   Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, VRDN, Series 5,
                              3.50% due 11/01/2015 (a) (f)                                                         6,600
                      7,100   Grapevine, Texas, IDR, Airport Revenue Refunding Bonds (Southern Air
                              Transportation Project), VRDN, 3.50% due 3/01/2010 (a)                               7,100
                              Greater Texas Student Loan Corp., Student Loan Revenue Refunding Bonds,
                              AMT (b):
                     15,000     Series A, 3.70% due 3/01/1998                                                     15,000
                      4,250     Series B, 3.85% due 6/01/1997                                                      4,250
                              Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corp. Project), VRDN, AMT (a):
                     13,700     3.80% due 5/01/2025                                                               13,700
                     15,400     3.80% due 4/01/2026                                                               15,400
                      7,000   Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement
                              Revenue Bonds (Amoco Oil Co. Project), 3.45% due 9/01/1997                           7,000
                              Gulf Coast Waste Disposal Authority, Texas, PCR, VRDN, AMT (a):
                     28,500     (Amoco Oil Co. Project), 3.75% due 5/01/2023                                      28,500
                      4,400     Refunding (Exxon Project), 3.65% due 6/01/2020                                     4,400
                              Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                              Bonds (Amoco Oil Co. Project), VRDN, AMT (a):
                     23,000     3.75% due 7/01/2027                                                               23,000
                     27,600     Refunding, 3.75% due 8/01/2023                                                    27,600
                     17,710   Harris County, Texas, GO, VRDN, Series 45, 3.50% due 8/15/2016 (a) (f)              17,710
                              Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Bonds, VRDN (a):
                    180,000     (Methodist Hospital), 3.70% due 12/01/2025                                       180,000
                     36,700     Refunding (Methodist Hospital), 3.70% due 12/01/2026                              36,700
                     14,100     (Saint Luke's Episcopal Hospital), Series B, 3.70% due 2/15/2016                  14,100
                     10,800     (Saint Luke's Episcopal Hospital), Series C, 3.70% due 2/15/2016                  10,800
                     17,100     (Saint Luke's Episcopal Hospital), Series D, 3.70% due 2/15/2016                  17,100
                              Harris County, Texas, Industrial Development Corporation, PCR (Exxon Project),
                              DATES (a):
                      7,100     Series 1984-A, 3.60% due 3/01/2024                                                 7,100
                     12,900     Series 1984-B, 3.60% due 3/01/2024                                                12,900
                     46,100   Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT,
                              Series A, 3.80% due 2/01/2023 (a)                                                   46,100

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Texas                         Harris County, Texas, Toll Road Revenue Bonds, VRDN (a):
(continued)        $ 25,000     Sub-Lien H, 3.40% due 8/01/2020                                               $   25,000
                     15,000     UT, Sub-Lien D, 3.30% due 8/01/2015                                               15,000
                              Hockley County, Texas, Industrial Development Corporation, PCR:
                     11,940     (Amoco Project), 3.60% due 5/01/1997                                              11,940
                     34,685     (Amoco Project--Standard Oil Co.), 3.60% due 9/01/1997                            34,706
                              Houston, Texas, CP, Series A:
                     10,900     3.30% due 5/01/1997                                                               10,900
                     10,000     3.35% due 5/09/1997                                                               10,000
                     11,000   Houston, Texas, Water and Sewer System Revenue Bonds, VRDN, Series 22,
                              3.55% due 12/01/2020 (a) (c)                                                        11,000
                     72,430   Lower Colorado River Authority, Texas, Revenue Refunding Bonds, VRDN,
                              3rd Junior Lien, 3.35% due 1/01/2013 (a) (c)                                        72,430
                      9,500   Lower Neches Valley Authority, Texas, PCR (Chevron U.S.A. Inc. Project),
                              3.50% due 8/15/1997                                                                  9,500
                     25,200   Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                              (Saint Joseph Health System), VRDN, Series A, 3.75% due 7/01/2013 (a)               25,200
                              North Texas Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT (a) (b) (e):
                     12,800     Series C, 3.50% due 4/01/2020                                                     12,800
                     13,700     Series F, 3.50% due 4/01/2020                                                     13,700
                              North Texas Higher Education Authority Incorporated, Student Loan Revenue
                              Refunding Bonds, VRDN, AMT (a) (b):
                      3,000     3.50% due 3/01/1999                                                                3,000
                     27,900     3.50% due 3/01/2005                                                               27,900
                     29,000     Series A, 3.50% due 4/01/2005                                                     29,000
                      5,000     Series A, 3.50% due 4/01/2020                                                      5,000
                              Panhandle Plains, Texas, Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A (a) (b):
                     29,000     3.45% due 6/01/2021                                                               29,000
                     13,700     3.45% due 6/01/2025                                                               13,700
                      4,700     Refunding, 3.45% due 6/01/2008                                                     4,700
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewage
                              and Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corp. Project),
                              VRDN, AMT, 3.80% due 4/01/2026 (a)                                                  18,800
                     10,100   Port of Port Arthur, Texas, Navigational District, PCR, Refunding
                              (Texaco Inc. Project), VRDN, 3.75% due 10/01/2024 (a)                               10,100
                     15,750   San Antonio, Texas, Electric and Gas Revenue Bonds, CP, Series A, 3.45%
                              due 5/08/1997                                                                       15,750
                     15,000   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 3.45% due 4/01/2004 (a)                         15,000
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, VRDN, 3.50% due
                              8/15/2019 (a) (f)                                                                   10,000
                     10,000   Texas A&M University, Texas, CP, 3.55% due 5/15/1997                                10,000
                              Texas State, CP:
                     25,000     3.45% due 5/28/1997                                                               25,000
                     17,900     3.50% due 6/10/1997                                                               17,900
                     28,900   Texas State, GO, Refunding (Veterans' Housing Assistance Fund),
                              VRDN, AMT, 3.35% due 12/01/2016 (a)                                                 28,900
                     28,400   Texas State, Multi-Modal Water Development Board, VRDN, Series A, 3.80%
                              due 3/01/2015 (a)                                                                   28,400
                    245,600   Texas State, TRAN, 4.75% due 8/29/1997                                             246,991
                     26,885   Travis County, Texas, Health Facility Development Corporation Revenue Bonds
                              (Daughters of Charity--Seton Medical Center), VRDN, 3.45% due 11/01/2012 (a)        26,885

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Texas              $ 21,200   Trinity River Authority, Texas, PCR (Texas Utilities Electric), VRDN, AMT,
(concluded)                   Series 96A, 3.75% due 3/01/2026 (a) (e)                                         $   21,200
                              Waco, Texas, Health Facilities Development Corporation, Health Facilities
                              Revenue Bonds (Daughters of Charity--Providence Hospital), VRDN (a):
                     17,800     3.45% due 11/01/2013                                                              17,800
                     11,900     Series 88A, 3.45% due 11/01/2018                                                  11,900
                      9,100   West Side Calhoun County, Texas, Development Corporation, PCR (Sohio
                              Chemical Company Project), UPDATES, 3.70% due 12/01/2015 (a)                         9,100
                      4,200   West Side Calhoun County, Texas, Navigation District, Sewer and Solid Waste
                              Disposal Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 3.80%
                              due 4/01/2031 (a)                                                                    4,200

Utah--1.4%           16,900   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 3.70%
                              due 11/01/2024 (a) (e)                                                              16,900
                      4,550   Salt Lake City, Utah, PCR (Amoco-Standard Oil Project), 3.50% due 10/01/1997         4,541
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (a):
                     20,700     3.70% due 2/01/2008                                                               20,700
                     22,300     Series B, 3.70% due 8/01/2007                                                     22,300
                     15,375   Utah County, Utah, Environmental Improvement Revenue Refunding Bonds
                              (USX Corp. Project), 3.45% due 8/05/1997                                            15,375
                              Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT (a) (e):
                      6,000     Series C, 3.50% due 11/01/2013                                                     6,000
                     33,500     Series L, 3.50% due 11/01/2025                                                    33,500

Vermont--0.4%         1,100   Vermont Educational and Health Buildings Financing Agency Revenue Bonds
                              (VHA--New England), VRDN, Series G, 3.45% due 12/01/2025 (a) (e)                     1,100
                     29,175   Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                              VRDN, 3.55% due 1/01/2004 (a)                                                       29,175

Virginia--1.1%        8,500   Eagle Tax Exempt Trust, VRDN, Series 95, Class 7091, 3.56%due 1/15/2013 (a)          8,500
                     14,000   Peninsula Ports Authority, Virginia, Port Facility Revenue Refunding Bonds
                              (Shell Oil Company Project), UPDATES, Series A, 3.75% due 12/01/2005 (a)            14,000
                     20,000   Richmond, Virginia, BAN, Series A, 3.50% due 6/30/1997                              20,000
                              Rockingham County, Virginia, IDA, Revenue Bonds:
                     16,000     (Merck & Co.), Series A, 3.65% due 10/01/2020                                     16,000
                      1,000     VRDN, 3.90% due 10/01/2022 (a)                                                     1,000
                     33,700   Virginia State Housing Development Authority, Commonwealth Mortgage,
                              Sub-Series H, 3.40% due 7/22/1997                                                   33,684

Washington--         16,300   Eagle Tax Exempt Trust, 3.40% due 4/01/1997                                         16,300
2.3%                 30,200   Snohomish County, Washington, Public Utility District No. 001, Electric
                              Revenue Bonds (Generation System), VRDN, 3.35% due 1/01/2025 (a) (c)                30,200
                              Washington State Housing Finance Commission, M/F Mortgage Revenue Bonds,
                              VRDN (a):
                      6,400     (Arbors on the Park Project), 3.65% due 10/01/2024                                 6,400
                     10,600     (Courtside Apartments Project), AMT, 3.55% due 1/01/2026                          10,600
                              Washington State Public Power Supply System Revenue Bonds
                              (Nuclear Project No. 1), VRDN (a):
                     18,990     3.60% due 7/01/2004                                                               18,990
                      6,060     Refunding, Series 1A-1, 3.45% due 7/01/2017                                        6,060
                              Washington State Public Power Supply System, Revenue Refunding Bonds
                              (Nuclear Project No. 3), VRDN (a):
                     23,365     Series 3A-1, 3.40% due 7/01/2018                                                  23,365
                     42,785     Series 3A-2, 3.40% due 7/01/2018                                                  42,785



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONCLUDED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
Washington                    Washington Student Loan Finance Association Revenue Bonds
(concluded)                   (Guaranteed Student Loan Program), VRDN (a):
                   $  9,700     AMT, Series A, 3.65% due 12/01/2002                                           $    9,700
                      6,000     AMT, Series B, 3.65% due 12/01/2002                                                6,000
                     10,680     AMT, Series B, 3.50% due 1/01/2004                                                10,680
                     10,400     Second Series, 3.55% due 1/01/2001                                                10,400

West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
0.1%                          (The Boc Group Inc. Project), VRDN, 3.50% due 8/01/2005 (a)                         11,220

Wisconsin--1.1%               Eagle Tax Exempt Trust, VRDN, Series 94 (a):
                      5,500     Class 4901, 3.61% due 9/01/2015                                                    5,500
                     24,300     Class 4905, 3.61% due 10/01/2005                                                  24,300
                      6,500   Hartland, Wisconsin, IDR (Commercial Communications Inc.--Hegwood LLC
                              Project), VRDN, AMT, 3.65% due 8/01/2009 (a)                                         6,500
                     19,000   Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric & Power Co.),
                              VRDN, Series C, 3.50% due 9/01/2030 (a)                                             19,000
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 3.70% due 9/01/2015 (a)                                   16,000
                     14,500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                              (Wheaton Franciscan Services), VRDN, 3.35% due 8/15/2016 (a)                        14,500
                      2,150   Wisconsin State Health Facilities Authority Revenue Bonds (Saint Mary's
                              Hospital of Milwaukee--Daughters of Charity), VRDN, 3.45% due 11/01/2016 (a)         2,150

Wyoming--1.3%        18,000   Lincoln County, Wyoming, Environmental Improvement Revenue Bonds
                              (Pacificorp. Project), VRDN, AMT, 3.90% due 11/01/2025 (a)                          18,000
                              Lincoln County, Wyoming, PCR:
                     24,800     (Amoco Project--Standard Oil Ltd.), 3.50% due 10/01/1997                          24,772
                     12,400     (Exxon Project), VRDN, AMT, Series A, 3.70% due 7/01/2017 (a)                     12,400
                      9,000     (Exxon Project), VRDN, AMT, Series B, 3.70% due 7/01/2017 (a)                      9,000
                     11,100   Sweetwater County, Wyoming, Environmental Improvement Revenue Refunding
                              Bonds (Pacificorp Project), VRDN, AMT, 3.90% due 11/01/2025 (a)                     11,100
                     18,000   Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN,
                              3.40% due 7/01/2015 (a)                                                             18,000
                     12,205   Unita County, Wyoming, PCR (Amoco Oil Company Project), Series A,
                              3.90% due 12/01/1997                                                                12,229

Puerto Rico--2.9%             Puerto Rico Commonwealth, Government Development Bank, CP:
                     45,000     3.40% due 5/01/1997                                                               45,000
                     45,000     3.40% due 5/02/1997                                                               45,000
                     18,000     3.35% due 5/05/1997                                                               18,000
                     15,000     3.40% due 5/06/1997                                                               15,000
                     20,300     3.40% due 5/07/1997                                                               20,300
                     20,700     3.20% due 5/09/1997                                                               20,700
                     76,000   Puerto Rico Commonwealth, TRAN, Series 1997-A, 4% due 7/30/1997                     76,141

                              Total Investments (Cost--$8,398,638*)--100.6%                                    8,398,638

                              Liabilities in Excess of Other Assets--(0.6%)                                      (51,360)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $8,347,278
                                                                                                              ==========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1997.
(b)SLMA Collateralized.
(c)MBIA Insured.
(d)FHA Insured.
(e)AMBAC Insured.
(f)FGIC Insured.
(g)Prerefunded.
(h)FSA Insured.
  *Cost for Federal income tax purposes.


See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1997
Assets:
Investments, at value (identified cost--$8,398,637,630) (Note 1a)                                        $ 8,398,637,630
Cash                                                                                                              29,779
Receivables:
 Interest                                                                               $    49,311,648
 Securities sold                                                                              3,487,147       52,798,795
                                                                                        ---------------
Prepaid registration fees and other assets (Note 1d)                                                             395,016
                                                                                                         ---------------
Total assets                                                                                               8,451,861,220
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                        98,406,452
 Investment adviser (Note 2)                                                                  2,766,520
 Distributor (Note 2)                                                                         2,520,088
 Dividends to shareholders (Note 1e)                                                              1,794
 Beneficial interest redeemed                                                                       662      103,695,516
                                                                                        ---------------
Accrued expenses and other liabilities                                                                           888,182
                                                                                                         ---------------
Total liabilities                                                                                            104,583,698
                                                                                                         ---------------
Net Assets                                                                                               $ 8,347,277,522
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   834,975,801
Paid-in capital in excess of par                                                                           7,514,540,352
Undistributed investment income--net                                                                              19,471
Accumulated realized capital losses--net (Note 4)                                                             (2,258,102)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 8,349,758,013 shares of
beneficial interest outstanding                                                                          $ 8,347,277,522
                                                                                                         ===============

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1997
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   278,950,355

Expenses:
Investment advisory fees (Note 2)                                                       $    30,793,066
Distribution fees (Note 2)                                                                    9,788,070
Transfer agent fees (Note 2)                                                                  1,466,306
Registration fees (Note 1d)                                                                     512,544
Accounting services (Note 2)                                                                    406,090
Custodian fees                                                                                  216,738
Printing and shareholder reports                                                                145,484
Professional fees                                                                                74,331
Trustees' fees and expenses                                                                      47,644
Pricing fees                                                                                     47,021
Other                                                                                           114,214
                                                                                        ---------------

Total expenses                                                                                                43,611,508
                                                                                                         ---------------
Investment income--net                                                                                       235,338,847
Realized Gain on Investments--Net (Note 1c)                                                                    2,077,078
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   237,415,925
                                                                                                         ===============



See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                           1997                1996
Operations:
Investment income--net                                                                  $   235,338,847  $   253,032,458
Realized gain on investments--net                                                             2,077,078          722,425
                                                                                        ---------------  ---------------
Net increase in net assets resulting from operations                                        237,415,925      253,754,883
                                                                                        ---------------  ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                     (235,183,162)    (252,865,367)
                                                                                        ---------------  ---------------
Net decrease in net assets resulting from dividends to shareholders                        (235,183,162)    (252,865,367)
                                                                                        ---------------  ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                         27,075,188,082   25,775,869,013
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                         235,179,553      252,865,978
                                                                                        ---------------  ---------------
                                                                                         27,310,367,635   26,028,734,991
Cost of shares redeemed                                                                 (27,129,482,654) (25,257,428,388)
                                                                                        ---------------  ---------------
Net increase in net assets derived from beneficial interest
transactions                                                                                180,884,981      771,306,603
                                                                                        ---------------  ---------------
Net Assets:
Total increase in net assets                                                                183,117,744      772,196,119
Beginning of year                                                                         8,164,159,778    7,391,963,659
                                                                                        ---------------  ---------------
End of year*                                                                            $ 8,347,277,522  $ 8,164,159,778
                                                                                        ===============  ===============

*Undistributed investment income--net (Note 1f)                                         $        19,471  $         1,500
                                                                                        ===============  ===============



See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.                     For the Year Ended March 31,

Increase (Decrease) in Net Asset Value:               1997           1996           1995           1994           1993
Per Share Operating Performance:
Net asset value, beginning of year                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ----------     ----------     ----------     ----------     ----------
Investment income--net                                   .03            .03            .03            .02            .02
                                                  ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net              (.03)          (.03)          (.03)          (.02)          (.02)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ==========     ==========     ==========     ==========     ==========
Total Investment Return                                2.99%          3.32%          2.76%          1.96%          2.36%
                                                  ==========     ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses                                                .55%           .55%           .55%           .55%           .54%
                                                  ==========     ==========     ==========     ==========     ==========
Investment income--net                                 2.94%          3.26%          2.70%          1.94%          2.33%
                                                  ==========     ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of year (in thousands)            $8,347,278     $8,164,160     $7,391,964     $7,911,960     $7,527,054
                                                  ==========     ==========     ==========     ==========     ==========



See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $137,714 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $2,258,000, of which $1,358,000 expires in 1998, $210,000 expires in 1999, and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carry-forward in the amount of $205,513 has been reclassified to paid-in capital in excess of par.

<AUDIT-REPORT>
CMA TAX-EXEMPT FUND
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 9, 1997
</AUDIT-REPORT>

Important Tax Information (unaudited)


All of the net investment income distributions paid daily by CMA Tax-Exempt Fund during its taxable year ended March 31, 1997 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.